Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
ASSETS
Cash and due from banks	$ 42,548		$ 38,075
Interest-earning bank balances	505,885		229,687
Cash and cash equivalents	548,433		267,762
Restricted cash	13,000		26,000
Investment securities available for sale (amortized cost of $394,733 and $452,023 at December 31, 2014 and 2013, respectively)	394,500		440,097
Investment securities held to maturity (estimated fair value of $501 and $692 at December 31, 2014 and 2013, respectively)	489		681
Loans receivable (net of allowance for loan losses of $23,246 and $35,537 at December 31, 2014 and 2013, respectively)	1,486,898		2,102,167
Loans held-for-sale, at lower of cost or market	4,083
Loans held-for-sale, at fair value			20,662
Restricted equity investments, at cost	14,961		17,019
Branch assets held-for-sale	69,064
Bank properties and equipment, net	40,155		49,095
Real estate owned, net	522		2,503
Accrued interest receivable	5,397		7,112
Goodwill	38,188		38,188
Intangible assets, net			805
Deferred taxes, net	(1,514)		4,575
Bank owned life insurance (BOLI)	79,132		77,236
Other assets	20,526		33,651
Total assets	2,715,348		3,087,553
LIABILITIES
Deposits	2,091,904		2,621,571
Branch deposits held-for-sale	183,395
Securities sold under agreements to repurchase - customers	1,156		478
Advances from the Federal Home Loan Bank of New York (FHLBNY)	60,787		60,956
Obligation under capital lease	7,035		7,331
Junior subordinated debentures	92,786		92,786
Deferred taxes, net	1,514
Other liabilities	31,448		59,094
Total liabilities	2,470,025		2,842,216
Commitments and contingencies (see Note 17)
SHAREHOLDERS' EQUITY
Preferred stock, $1 par value, 1,000,000 shares authorized, none issued
Common stock, $5 par value, 40,000,000 shares authorized; 18,900,877 shares issued and 18,615,950 shares outstanding at December 31, 2014; 17,742,207 shares issued and 17,342,883 shares outstanding at December 31, 2013	94,508	[1]	88,711	[1]
Additional paid-in capital	514,071		506,719
Retained deficit	(347,762)		(317,954)
Accumulated other comprehensive loss	(138)		(7,055)
Deferred compensation plan trust	(599)		(522)
Treasury stock at cost, 284,927 shares at December 31, 2014; and 399,324 at December 31, 2013	(14,757)	[1]	(24,562)	[1]
Total shareholders' equity	245,323		245,337
Total liabilities and shareholders' equity	$ 2,715,348		$ 3,087,553

[1]	Prior period share data was retroactively adjusted for the impact of the 1-for-5 reverse stock split completed on August 11, 2014